As filed with the Securities and Exchange Commission on April 22, 2026

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 164	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 166	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

One Greenwich Plaza

Suite 130

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

H.J. Willcox, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

One Greenwich Plaza

Suite 130

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

David W. Blass, Esq.

Ryan P. Brizek, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Bissie K. Bonner, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on May 12, 2026, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date), pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

[x]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 161 (the “Amendment”) to the Registration Statement was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on February 26, 2026 to (i) change the name of the AQR Global Equity Fund (the “Global Fund”), to “AQR Global Fund,” and make certain material changes to the Global Fund’s principal investment strategies and risks and (ii) make certain material changes to the principal investment strategies and risks of the AQR Large Cap Defensive Style Fund. The Amendment would have become effective on April 27, 2026. This Post-Effective Amendment No. 164 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until May 12, 2026, the effectiveness of the Amendment. This Post-Effective Amendment No. 164 incorporates by reference the information contained in Parts A, B and Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 22nd day of April, 2026.

AQR Funds

By	/s/ John Howard
John Howard President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Howard	John Howard
(John Howard)	President, Chief Executive Officer and Trustee (Principal Executive Officer)	April 22, 2026

/s/ Matthew Plastina	Matthew Plastina
(Matthew Plastina)	Chief Financial Officer (Principal Financial Officer)	April 22, 2026

*	Gregg D. Behrens
(Gregg D. Behrens)	Trustee

*	Kathleen M. Hagerty
(Kathleen M. Hagerty)	Trustee

*	Lisa Polsky
(Lisa Polsky)	Trustee

*	Roy Swan
(Roy Swan)	Trustee

*	Mark A. Zurack
(Mark A. Zurack)	Trustee

*By:	/s/ Nicole DonVito	April 22, 2026
Nicole DonVito Attorney-in-fact for each Trustee

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